Schedule of Estimated Useful Life of Asset (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Shorter of the remaining lease term or estimated life of the improvement	Shorter of the remaining lease term or estimated life of the improvement